Other Assets, net - Summary of Operating Results (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary Of Operating Results [Line Items]
Medical services revenue		$ 498,956	$ 293,594	$ 912,060	$ 584,642	$ 1,218,333	$ 794,411	$ 474,827
Medical services expense		(442,483)	(220,363)	(802,837)	(468,016)	(1,021,877)	(725,374)	(412,669)
Other medical expenses		33,694	34,761	57,355	53,187	102,306	40,526	34,092
Net income		(298,363)	(1,252)	(310,478)	(7,086)	(56,673)	(106,574)	(72,064)
Direct Contracting Entities
Summary Of Operating Results [Line Items]
Medical services expense				(152,154)
Other medical expenses	[1]			(7,156)
Net income				1,840
Medical Services Revenue
Summary Of Operating Results [Line Items]
Medical services revenue		$ 497,678	$ 292,495	910,090	$ 582,309	$ 1,214,270	$ 788,566	$ 466,612
Medical Services Revenue | Direct Contracting Entities
Summary Of Operating Results [Line Items]
Medical services revenue				$ 163,984

[1]	Includes physician incentive expenses of $3.6 million.